Accounting Policies - Accumulated Other Comprehensive Loss by Component, Net of Tax (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			$ 2,808,868	$ 2,205,977	$ 2,205,977
Other comprehensive income (loss) before reclassifications			(166,613)	284,693
Amounts reclassified from accumulated other comprehensive income			5,872	2,982
Other comprehensive (loss) income, net of tax	$ (49,532)	$ 92,620	(160,741)	287,675	334,613	$ (102,886)	$ (117,233)
Ending balance	2,895,170		2,895,170		2,808,868	2,205,977
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			5,063	(321,033)	(321,033)
Other comprehensive income (loss) before reclassifications			(159,064)	277,984
Amounts reclassified from accumulated other comprehensive income			0	0
Other comprehensive (loss) income, net of tax			(159,064)	277,984
Ending balance	(154,001)	(43,049)	(154,001)	(43,049)	5,063	(321,033)
Derivative contracts
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			4,015	(2,957)	(2,957)
Other comprehensive income (loss) before reclassifications			(8,544)	11,424
Amounts reclassified from accumulated other comprehensive income			4,314	1,206
Other comprehensive (loss) income, net of tax			(4,230)	12,630
Ending balance	(215)	9,673	(215)	9,673	4,015	(2,957)
Pension and post retirement benefit plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(54,070)	(55,615)	(55,615)
Other comprehensive income (loss) before reclassifications			995	(4,715)
Amounts reclassified from accumulated other comprehensive income			1,558	1,776
Other comprehensive (loss) income, net of tax			2,553	(2,939)
Ending balance	(51,517)	(58,554)	(51,517)	(58,554)	(54,070)	(55,615)
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance			(44,992)	(379,605)	(379,605)
Ending balance	$ (205,733)	$ (91,930)	$ (205,733)	$ (91,930)	$ (44,992)	$ (379,605)